Investment in affiliates and available-for-sale securities - Navios Containers (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Investments In And Advances To Affiliates [Line Items]
Equity in net (losses)/ earnings of affiliated companies	$ 9,445	$ (16,779)	$ 3,308	$ (12,502)
Investments in affiliates	63,498	$ 72,512	63,498	$ 72,512	$ 64,352
Navios Containers
Investments In And Advances To Affiliates [Line Items]
Equity in net (losses)/ earnings of affiliated companies	(77)		105
Investments in affiliates	2,787		2,787		$ 2,682
Market value of the investment	$ 1,023		$ 1,023